Leases - Schedule of components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 12,996	¥ 23,772
Interest of lease liabilities	1,232	1,873
Total lease cost	¥ 14,228	¥ 25,645